Provision for tax, civil and labor losses and Judicial deposits and escrow accounts - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Changes in provision
Beginning balance		R$ 609,007	R$ 554,565
Additions		13,174	20,537
Reversals		(13,829)	7,523
Interest		13,297	41,428
Total effect on the results		15,537	54,442
Payments		(7,716)
Ending balance	R$ 554,565	613,933	609,007
Reconciliation with profit or loss for the period
Finance expense		(13,297)	(41,428)
General and administrative expenses		(11,737)	(4,198)
General and administrative expenses		13,829	7,523
Income tax and social contribution		(1,437)	(16,339)
Addition (Total)		13,174	20,537
Reversal (Total)		(13,829)	7,523
Interest (Total)		13,297	41,428
Vasta Platform (Successor)
Changes in provision
Beginning balance		609,007	554,565
Additions	3,672		20,537
Reversals	(26)		(7,523)
Interest	6,591		41,428
Total effect on the results	54,442		54,442
Ending balance	554,565		609,007
Reconciliation with profit or loss for the period
Finance expense	(6,591)		(41,428)
General and administrative expenses	(7)		(4,198)
General and administrative expenses	26		7,523
Income tax and social contribution	(3,665)		(16,339)
Addition (Total)	3,672		20,537
Reversal (Total)	(26)		(7,523)
Interest (Total)	6,591		41,428
Tax proceedings (i)
Changes in provision
Beginning balance		557,783	502,764
Additions		10,651	16,339
Reversals		(4,189)	(699)
Interest		11,479	39,379
Total effect on the results		20,836	55,019
Payments
Ending balance	502,764	572,724	557,783
Reconciliation with profit or loss for the period
Addition (Total)		10,651	16,339
Reversal (Total)		(4,189)	(699)
Interest (Total)		11,479	39,379
Tax proceedings (i) | Vasta Platform (Successor)
Changes in provision
Beginning balance		557,782	502,764
Additions	3,665		16,339
Reversals			(699)
Interest	6,548		39,378
Total effect on the results	10,213		55,018
Ending balance	502,764		557,782
Reconciliation with profit or loss for the period
Addition (Total)	3,665		16,339
Reversal (Total)			(699)
Interest (Total)	6,548		39,378
Labor proceedings (ii)
Changes in provision
Beginning balance		51,193	49,652
Additions		2,093	4,133
Reversals		(9,538)	(4,585)
Interest		1,805	1,993
Total effect on the results		(5,640)	1,541
Payments		(7,657)
Ending balance	49,652	37,896	51,193
Reconciliation with profit or loss for the period
Addition (Total)		2,093	4,133
Reversal (Total)		(9,538)	(4,585)
Interest (Total)		1,805	1,993
Labor proceedings (ii) | Vasta Platform (Successor)
Changes in provision
Beginning balance		51,193	49,652
Additions	6		4,133
Reversals	(26)		(4,585)
Interest	35		1,993
Total effect on the results	1,541		1,541
Ending balance	49,652		51,193
Reconciliation with profit or loss for the period
Addition (Total)	6		4,133
Reversal (Total)	(26)		(4,585)
Interest (Total)	35		1,993
Civil proceedings
Changes in provision
Beginning balance		31	2,149
Additions		430	65
Reversals		(102)	(2,239)
Interest		13	56
Total effect on the results		341	(2,118)
Payments		(59)
Ending balance	2,149	313	31
Reconciliation with profit or loss for the period
Addition (Total)		430	65
Reversal (Total)		(102)	(2,239)
Interest (Total)		13	56
Civil proceedings | Vasta Platform (Successor)
Changes in provision
Beginning balance		R$ 32	2,149
Additions	1		65
Reversals			(2,239)
Interest	8		57
Total effect on the results	(2,117)		(2,117)
Ending balance	2,149		32
Reconciliation with profit or loss for the period
Addition (Total)	1		65
Reversal (Total)			(2,239)
Interest (Total)	R$ 8		R$ 57